Consolidated Balance Sheet - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and Cash Equivalents	€ 44,314,050	€ 45,459,836
Financial Assets at Fair Value through Profit or Loss	20,454,949	44,581,264
Other Financial Assets at Amortized Cost	207,735,195	268,922,724
Accounts Receivable	15,081,702	17,732,933
Income Tax Receivables	145,817	161,048
Other Receivables	1,613,254	147,449
Inventories, Net	288,212	245,161
Prepaid Expenses and Other Current Assets	14,059,627	11,654,880
Total Current Assets	303,692,806	388,905,295
Non-current Assets
Property, Plant and Equipment, Net	4,652,838	3,530,709
Right-of-Use Assets, Net	43,160,253	0
Patents, Net	2,981,282	3,938,739
Licenses, Net	2,350,002	2,526,829
In-process R&D Programs	35,683,709	37,019,370
Software, Net	107,137	203,807
Goodwill	3,676,233	3,676,233
Other Financial Assets at Amortized Cost, Net of Current Portion	84,922,176	95,749,059
Shares at Fair Value through Other Comprehensive Income	14,076,836	232,000
Prepaid Expenses and Other Assets, Net of Current Portion	1,136,030	2,981,716
Total Non-currentAssets	192,746,496	149,858,462
Total Assets	496,439,302	538,763,757
Current Liabilities
Accounts Payable and Accruals	57,041,902	44,760,615
Current Portion of Lease Liabilities	2,026,000	0
Tax Provisions	94,732	208,034
Other Provisions	323,000	160,411
Current Portion of Contract Liability	1,570,801	794,230
Convertible Bonds due to Related Parties	12,324	0
Total Current Liabilities	61,557,856	45,923,290
Non-current Liabilities
Lease Liabilities, Net of Current Portion	40,041,581	0
Other Provisions, Net of Current Portion	23,166	23,166
Contract Liability, Net of Current Portion	114,927	158,024
Convertible Bonds due to Related Parties	0	71,517
Deferred Tax Liability	0	3,507,233
Other Liabilities, Net of Current Portion	0	707,893
Total Non-currentLiabilities	40,179,674	4,467,833
Total Liabilities	101,737,530	50,391,123
Stockholders' Equity
Common Stock Ordinary Shares Issued (31,927,958 and 31,839,572 for 2019 and 2018, respectively)	31,957,958	31,839,572
Treasury Stock (225,800 and 281,036 shares for 2019 and 2018, respectively), at Cost	(8,357,250)	(10,398,773)
Additional Paid-inCapital	628,176,568	619,908,453
Other Comprehensive Income Reserve	(1,295,718)	(210,890)
Accumulated Deficit	(255,779,786)	(152,765,728)
Total Stockholders' Equity	394,701,772	488,372,634
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	€ 496,439,302	€ 538,763,757